united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2669

Date of fiscal year end: 4/30

Date of reporting period: 1/31/2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Eagle MLP Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2018

Shares			Fair Value

	MLP & MLP RELATED SECURITIES - 89.3%
	DIVERSIFIED - 18.4%
594,200	Andeavor Logistics LP		$ 30,720,140
2,127,300	Enbridge Energy Management LLC *		29,144,010
1,172,000	Energy Transfer Equity LP		21,447,600
2,803,000	Kinder Morgan, Inc.		50,397,940
100,000	NGL Energy Partners LP		1,675,000
			133,384,690
	GATHERING/PROCESSING - 8.9%
483,700	DCP Midstream Partners LP		20,000,995
918,600	Targa Resources Corp.		44,092,820
			64,093,815
	GENERAL PARTNER - ENERGY - 22.3%
1,143,815	Antero Midstream GP LP		24,088,744
498,400	ONEOK, Inc.		29,335,824
2,340,600	Plains GP Holdings LP		49,807,968
909,600	Tallgrass Energy GP LP		22,267,008
1,145,900	The Williams Companies., Inc.		35,969,801
			161,469,345
	NATURAL GAS PIPELINE - 0.6%
134,400	Cheniere Energy Partners LP		4,128,768

	PIPELINE - REFINED PRODUCTS - 6.6%
506,200	Buckeye Partners LP		27,294,304
125,000	Genesis Energy LP		2,878,750
249,800	Magellan Midstream Partners LP		17,833,222
			48,006,276
	PIPELINES & TRANSPORTATION - 21.7%
332,800	Enbridge, Inc.		12,190,464
1,573,100	Enlink Midstream LLC		29,259,660
1,681,500	Enterprise Products Partners LP		46,443,030
1,450,900	SemGroup Corp. - Class A		41,568,285
97,300	Shell Midstream Partners LP		2,785,699
58,505	TC PipeLines LP		3,196,713
472,900	TransCanada Corp.		21,772,316
			157,216,167
	SHIPPING - 10.8%
970,200	GasLog Ltd.		19,598,040
603,362	GasLog Partners LP		14,299,680
743,300	Golar LNG Partners LP		16,315,435
335,000	Hoegh LNG Partners LP		6,147,250
800,100	Knott Offshore Partners LP		16,922,115
1,845,000	Teekay Offshore Partners, LP		4,612,500
			77,895,020

	TOTAL MLP & MLP RELATED SECURITIES (Cost $713,264,060)		646,194,081

Eagle MLP Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2018
Shares			Fair Value
	EXCHANGE TRADED NOTES - 8.1%
	EQUITY FUNDS - 8.1%
1,596,300	ETRACS Alerian MLP Index ETN		$ 29,198,562
1,003,800	JPMorgan Alerian MLP Index ETN		29,461,530
	TOTAL EXCHANGE TRADED NOTES (Cost $58,214,167)		58,660,092

	PREFERRED STOCK - 0.2%
	ENERGY INFRASTRUCTURE - 0.2%
33,230	Anadarko Petroleum Corp., 7.500% due 6/7/2018 (Cost $1,233,285)		1,219,541

	SHORT-TERM INVESTMENT - 1.5%
	MONEY MARKET FUND - 1.5%
10,790,215	Goldman Sachs Financial Square Funds - Government Fund		10,790,215
	to yield 0.97% ** (Cost $10,790,215)

	TOTAL INVESTMENTS - 99.1% (Cost $783,501,727) (a)		$ 716,863,929
	OTHER ASSETS LESS LIABILITIES - 0.9%		6,480,885
	NET ASSETS - 100.0%		$ 723,344,814

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $764,402,844 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 60,196,145
		Unrealized Depreciation:	(107,735,060)
		Net Unrealized Depreciation:	$ (47,538,915)
* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on January 31, 2018.
MLP - Master Limited Partnership

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board also has engaged a third party valuation firm to attend valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2018 for the Fund’s assets and liabilities measured at fair value:

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period. The Fund did not hold any Level 2 or Level 3 securities during the period.

* Refer to the Portfolio of Investments for security classifications.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/29/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/29/2018

By

/s/ James Colantino

James Colantino, Principal Financial Officer/Treasurer

Date 3/29/2018